Fair Value Measurement - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Transfers Out Of Level 3	$ 0	$ 0	$ 0
Asset Transfers Into Level 3	0	0	0
Liability Transfers Out Of Level 3	0	0	0
Liability Transfers Into Level 3	$ 0	$ 0	$ 0